Client Name:
Client Project Name:	SEMT 2026-1
Start - End Dates:	9/26/2025 - 12/16/2025
Deal Loan Count:	264

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Title	CRDTIL875	Title Does Not Agree With Mortgage	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	4
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Application	CRDAPP2298	Missing Second Appraisal	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	7
Property Valuations	Appraisal	PRVAAPPR151	Appraisal dated beyond acceptable date range per guidelines	1
Property Valuations	Appraisal	PRVAAPPR2300	Missing Second Appraisal required per guidelines	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - xxx Form Used in Refinance With Original Creditor	16
Compliance	Documentation	CMPDOC3280	One or more Applications in file are incomplete	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in xxx days of application	3
Total				44

 ©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.